Pay vs Performance Disclosure uSD in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) uSD	Mar. 31, 2022 USD ($) uSD	Mar. 31, 2021 USD ($) uSD
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(000) (1)	Compensation Actually Paid to PEO ($)(000) (1)(2)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(000) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(000) (1)(2)(3)(4)	BAH Total Shareholder Return ($)	S&P Software & Services Select Industry Index Total Shareholder Return ($)(5)	Net Income ($)(000)	Adjusted EBITDA ($)(000) (6)
2023	12,184	15,386	3,673	2,801	142	152	271,215	1,014,065
2022	11,866	9,938	3,125	3,019	132	181	466,577	935,088
2021	8,355	14,801	3,147	5,097	119	192	608,958	839,674

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Horacio D. Rozanski is our principal executive officer (PEO) for fiscal years 2021, 2022, and 2023. The individuals comprising the Non-PEO named executive officers (“NEOs”) for each year presented are listed below.

2021	2022	2023
Lloyd W. Howell, Jr.	Lloyd W. Howell, Jr.	Matthew A. Calderone
Karen M. Dahut	Karen M. Dahut	Kristine Martin Anderson
Nancy J. Laben	Nancy J. Laben	Judith H. Dotson
Susan L. Penfield	Susan L. Penfield	Nancy J. Laben
Karen M. Dahut
Lloyd W. Howell, Jr.

Peer Group Issuers, Footnote [Text Block]	Total stockholder return ("TSR") shown in the table above utilizes the S&P Software & Services Select Index which we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for fiscal years 2021, 2022, and 2023. The comparison assumes $100 was invested for the period starting April 1, 2020 through March 31 of the applicable fiscal year in each of the company’s Common Stock and the S&P Software & Services Select Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the S&P Software & Services Select Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount	$ 12,183,785	$ 11,866,337	$ 8,355,409
PEO Actually Paid Compensation Amount	$ 15,385,660	9,937,722	14,800,720
Adjustment To PEO Compensation, Footnote [Text Block]	CAP reflects the exclusions and inclusions of certain amounts from Summary Compensation Table total compensation for the PEO and the other NEOs as set forth below under the heading "Summary Compensation Table Total and Compensation Actually Paid Reconciliation for the PEO and non-PEOs." Equity values are calculated in accordance with FASB ASC Topic 718, Compensation — Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on our grant date fair market value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the Summary Compensation Table Total, with the adjustments set forth below in the Compensation Actually Paid Reconciliation for the PEO and non-PEOs table.

	Calculation for PEO			Calculation for Average of Non-PEOs
Calculation of Compensation Actually Paid	Fiscal Year 2021($)	Fiscal Year 2022($)	Fiscal Year 2023($)	Fiscal Year 2021($)	Fiscal Year 2022($)	Fiscal Year 2023($)
SCT Total Compensation	8,355,409	11,866,337	12,183,785	3,147,477	3,124,843	3,673,046
Less aggregate change in actuarial present value of accumulated pension benefits	(10,000)	(10,000)	(10,000)	(10,522)	(10,373)	(8,945)
Plus service cost and prior service cost for pension plans	—	—	—	—	—	—
Less grant date fair value of stock and option awards in SCT	(5,000,076)	(8,500,101)	(8,500,083)	(1,400,071)	(1,575,106)	(2,201,468)
Plus fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	7,139,821	4,991,758	8,696,165	1,834,004	958,209	1,348,778
Plus change in fair value (whether positive or negative) as of vesting date (from the end of the prior fiscal year) of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	1,708,189	563,435	1,013,909	663,256	236,171	152,856
Plus fair value as of vesting date of awards that are granted and vest in the same year	503,796	849,237	909,567	201,506	224,761	132,315
Plus change in fair value (whether positive or negative) as of fiscal year-end for awards granted in prior fiscal years that are outstanding and unvested as of the end of the fiscal year	1,663,419	(225,765)	671,013	540,681	(36,753)	67,845
Less fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(416,920)
Plus dividends or other earnings paid on awards during the fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	440,162	402,820	421,304	120,661	97,072	53,521
Compensation Actually Paid	14,800,720	9,937,722	15,385,660	5,096,992	3,018,825	2,801,027

Non-PEO NEO Average Total Compensation Amount	$ 3,673,046	3,124,843	3,147,477
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,801,027	3,018,825	5,096,992
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Calculation for PEO			Calculation for Average of Non-PEOs
Calculation of Compensation Actually Paid	Fiscal Year 2021($)	Fiscal Year 2022($)	Fiscal Year 2023($)	Fiscal Year 2021($)	Fiscal Year 2022($)	Fiscal Year 2023($)
SCT Total Compensation	8,355,409	11,866,337	12,183,785	3,147,477	3,124,843	3,673,046
Less aggregate change in actuarial present value of accumulated pension benefits	(10,000)	(10,000)	(10,000)	(10,522)	(10,373)	(8,945)
Plus service cost and prior service cost for pension plans	—	—	—	—	—	—
Less grant date fair value of stock and option awards in SCT	(5,000,076)	(8,500,101)	(8,500,083)	(1,400,071)	(1,575,106)	(2,201,468)
Plus fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	7,139,821	4,991,758	8,696,165	1,834,004	958,209	1,348,778
Plus change in fair value (whether positive or negative) as of vesting date (from the end of the prior fiscal year) of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at fiscal year-end or during the fiscal year	1,708,189	563,435	1,013,909	663,256	236,171	152,856
Plus fair value as of vesting date of awards that are granted and vest in the same year	503,796	849,237	909,567	201,506	224,761	132,315
Plus change in fair value (whether positive or negative) as of fiscal year-end for awards granted in prior fiscal years that are outstanding and unvested as of the end of the fiscal year	1,663,419	(225,765)	671,013	540,681	(36,753)	67,845
Less fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	(416,920)
Plus dividends or other earnings paid on awards during the fiscal year prior to the vesting date that are not otherwise included in total compensation for the covered fiscal year	440,162	402,820	421,304	120,661	97,072	53,521
Compensation Actually Paid	14,800,720	9,937,722	15,385,660	5,096,992	3,018,825	2,801,027

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Metric	Metric Type
Adjusted EBITDA	Financial Measure
Revenue	Financial Measure
Platform Growth	Strategic Measure
Diversity, Equity & Inclusion (DEI)	Strategic Measure

Total Shareholder Return Amount	$ 142	132	119
Peer Group Total Shareholder Return Amount	152	181	192
Net Income (Loss)	$ 271,215,000	$ 466,577,000	$ 608,958,000
Company Selected Measure Amount | uSD	1,014,065	935,088	839,674
PEO Name	Horacio D. Rozanski
Additional 402(v) Disclosure [Text Block]	Amounts shown for CAP are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as required by Item 402(v) of Regulation S-K and described in footnote (4) below.(3)For the portion of CAP that is based on year-end stock prices, $92.69 was used for fiscal year 2023, $87.84 was used for fiscal year 2022, and $80.53 was used for fiscal year 2021.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Pursuant to Item 402(v) of Regulation S-K, we determined annual Adjusted EBITDA to be our most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in fiscal year 2023. See Appendix A to this proxy statement for a reconciliation of Adjusted EBITDA to the most directly comparable financial measure calculated and presented in accordance with GAAP. Annually, we review our established performance financial metrics to ensure they maximize stockholder value. As such, we may determine a different financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Platform Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Diversity, Equity & Inclusion (DEI)
PEO [Member] | Actuarial Present Value Of Accumulated Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,000)	$ (10,000)	$ (10,000)
PEO [Member] | Equity Awards Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Grant Date Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,500,083)	(8,500,101)	(5,000,076)
PEO [Member] | Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,696,165	4,991,758	7,139,821
PEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,013,909	563,435	1,708,189
PEO [Member] | Equity Awards Granted In Covered Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	909,567	849,237	503,796
PEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	671,013	(225,765)	1,663,419
PEO [Member] | Equity Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Distribution In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	421,304	402,820	440,162
Non-PEO NEO [Member] | Actuarial Present Value Of Accumulated Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,945)	(10,373)	(10,522)
Non-PEO NEO [Member] | Equity Awards Service Cost And Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Grant Date Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,201,468)	(1,575,106)	(1,400,071)
Non-PEO NEO [Member] | Equity Awards Granted In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,348,778	958,209	1,834,004
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	152,856	236,171	663,256
Non-PEO NEO [Member] | Equity Awards Granted In Covered Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,315	224,761	201,506
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,845	(36,753)	540,681
Non-PEO NEO [Member] | Equity Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(416,920)	0	0
Non-PEO NEO [Member] | Equity Awards Distribution In The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 53,521	$ 97,072	$ 120,661